Income taxes - Reconciliation of the effective tax rate to the statutory rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Statutory rate (as a percent)	32.10%	32.10%	32.10%
Loss before tax	€ (38,596)	€ (57,532)	€ (59,552)
Taxes on the basis of the Company's domestic tax rate	12,390	14,642	6,627
Tax rate effect of foreign tax jurisdictions	78	882	65
Non-deductible expenses	(125)	(3,030)	(903)
Current year losses for which no deferred tax assets were recognized	(12,472)	(12,211)	(5,792)
Tax income related to prior years	(37)	(17)	(137)
Other effects	59	(196)	(84)
Income tax (expenses)/ benefit	€ (107)	€ 70	€ (224)
Domestic tax rate
Income Tax Disclosure [Line Items]
Statutory rate (as a percent)	32.10%
Corporate income tax rate (as a percent)	15.00%
Solidarity surcharge (as a percent)	5.50%
Trade tax rate (as a percent)	16.30%